Investment Objectives and Goals	May 31, 2025
Nuveen Lifecycle 2070 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle 2070 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.
Nuveen Lifecycle Index 2070 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Lifecycle Index 2070 Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks high total return over time through a combination of capital appreciation and income.